RESEARCH AND DEVELOPMENT EXPENSES	12 Months Ended
Dec. 31, 2023
Research And Development Expenses [Abstract]
RESEARCH AND DEVELOPMENT EXPENSES

NOTE 20 - RESEARCH AND DEVELOPMENT EXPENSES

	For the year ended December 31,
	2023	2022	2021
	US Dollars in thousands
Payroll and related expenses	15,309	14,820	12,970
Suppliers and subcontractors	3,416	4,193	2,557
Office and maintenance	684	602	539
Share-based payment	1,148	1,279	1,846
Depreciation and amortization	1,371	1,238	1,128
	21,928	22,132	19,040